Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
Columbia Floating Rate Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent	[1],[2]	9.48%	4.37%	4.07%
Columbia Floating Rate Fund - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent	[1]	9.46%	4.35%	4.06%
Columbia Floating Rate Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[1]	9.40%	4.29%	4.01%
Columbia Floating Rate Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Average Annual Return, Percent	[1]	7.32%	3.26%	2.98%
Columbia Floating Rate Fund - Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
Average Annual Return, Percent	[1]	9.44%	4.29%	4.02%
Columbia Floating Rate Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent	[1]	5.90%	3.40%	3.43%
Without Sales Load [Member] | Columbia Floating Rate Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent	[1]	8.32%	3.26%	2.98%
Without Sales Load [Member] | Columbia Floating Rate Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent	[1]	9.17%	4.04%	3.75%
Credit Suisse Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Credit Suisse Leveraged Loan Index
Average Annual Return, Percent		10.42%	5.35%	4.69%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.10%	0.19%	1.61%

[1]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
[2]	The returns shown for periods prior to June 1, 2015 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.